Statutory Reserves (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Statutory Reserves (Textual)
Cash dividends	$ 107,520	$ 106,654
After-tax profit, percentage	10.00%
Registered capital, percentage	50.00%